Fair Value Measurements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities	$ 12,242	$ 11,211
Impairment loss on investment	$ 0	$ 0	$ 309
Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities			0
Impairment loss on investment			309
Fair Value, Inputs, Level 1 [Member] | Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities			0
Fair Value, Inputs, Level 2 [Member] | Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities			0
Fair Value, Inputs, Level 3 [Member] | Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities			$ 0